SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2022
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in millions, except share and per share data, unless otherwise stated)

	As of December 31,
	2021	2022	2022
			US$’ in millions
			(Note 2)
Assets
Current assets:
Cash and cash equivalents	581	1,204	175
Short-term investments	81	87	13
Other current assets	1	8	1
Total current assets	663	1,299	189
Investment in and amount due from subsidiaries	16,928	12,390	1,796
Total assets	17,591	13,689	1,985
Liabilities and equity
Current liabilities:
Short-term debt	3,028	453	66
Amount due to subsidiaries	257	858	124
Accrued expenses and other current liabilities	213	181	26
Total current liabilities	3,498	1,492	216
Long-term debt	3,158	3,463	502
Other non-current liabilities	—	5	1
Total liabilities	6,656	4,960	719
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,255,971,250 and 3,265,433,590 shares issued as of December 31, 2021 and 2022, and 3,120,746,090 and 3,112,413,730 shares outstanding as of December 31, 2021 and 2022, respectively)	0	0	0
Treasury shares (30,974,040 and 153,019,860 shares as of December 31, 2021 and 2022, respectively)	(107)	(441)	(64)
Additional paid-in capital	9,964	10,138	1,470
Retained earnings	1,037	(1,200)	(174)
Accumulated other comprehensive income	41	232	34
Total equity	10,935	8,729	1,266
Total liabilities and equity	17,591	13,689	1,985

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2020	2021	2022	2022
				US$’ in millions
				(Note 2)
Operating costs and expenses:
General and administrative expenses	155	110	93	14
Total operating costs and expenses	155	110	93	14
Loss from operations	(155)	(110)	(93)	(14)
Interest income	2	8	15	2
Interest expense	154	128	130	19
Foreign exchange gain (loss)	(8)	(3)	(223)	(32)
Other income, net	32	15	6	1
Loss from fair value changes of equity securities, net	(10)	(2)	(1)	(0)
Income (loss) in investment in subsidiaries	(1,899)	(245)	(1,395)	(202)
Net income (loss) attributable to H World Group Limited	(2,192)	(465)	(1,821)	(264)

Other comprehensive (loss) income, net of tax	176	(86)	191	27
Comprehensive income (loss)	(2,016)	(551)	(1,630)	(237)

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2020		2021	2022	2022
					US$’ in millions
					(Note 2)
Net cash (used in) provided by operating activities	49		9	(136)	(19)
Investing activities:
Loans to subsidiaries	(6,267)		(1,050)	(750)	(109)
Repayment of loans by subsidiaries	—		—	4,165	604
Purchase of short-term investments	—		(34)	—	—
Net cash (used in) provided by investing activities	(6,267)		(1,084)	3,415	495
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	6,018		—	—	—
Proceeds from termination of Capped Call	—		—	86	12
Payment of ordinary share issuance costs	(10)		(15)	(0)	(0)
Net settlement on shares repurchased for withholding taxes related to share-based awards	—		50	—	—
Payment of share repurchase	—		(0)	(334)	(48)
Loans from subsidiaries	—		—	798	116
Net proceeds from issuance of ordinary shares upon exercise of option	1		1	—	—
Proceeds from short-term bank borrowings	—		—	453	66
Repayment of short-term bank borrowings	(282)	A	—	—	—
Proceeds from issuance of convertible senior notes	3,499		—	—	—
Repayment of convertible senior notes	(0)		(0)	(3,406)	(494)
Debt financing costs paid	(9)		—	—	—
Dividends paid	(678)		—	(416)	(60)
Net cash provided by (used in) financing activities	8,539		36	(2,819)	(408)
Effect of exchange rate changes on cash and cash equivalents	(790)		(272)	163	24
Net (decrease) increase in cash and cash equivalents	1,531		(1,311)	623	91
Cash, cash equivalents at the beginning of the year	361		1,892	581	84
Cash, cash equivalents at the end of the year	1,892		581	1,204	175

A—In 2020, Except for repayment of short-term bank borrowings by cash, short-term bank borrowings of RMB 4,628 was settled by investment in subsidiaries.

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2022, there are no material contingencies, mandatory dividend, and significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.